Commitments and Contingencies (Details) - Schedule of Company was Obligated Under Operating Leases for Minimum Rentals	Sep. 30, 2023 USD ($)
Schedule of Company was Obligated Under Operating Leases for Minimum Rentals [Abstract]
2024	$ 4,936
2025	165
2026	165
2027	165
2028	165
Thereafter	1,522
Total operating leases	$ 7,118